ING LOGO AMERICAS US Legal Services

J. Neil McMurdie Senior Counsel (860) 580-2824 Fax: (860) 580-4844 neil.mcmurdie@us.ing.com

May 3, 2010

BY EDGARLINK

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	ReliaStar Life Insurance Company
ReliaStar Select Variable Account
Prospectus Title: Select*Annuity III
File Nos.: 033-69892 and 811-03341
Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of ReliaStar Life Insurance Company and its ReliaStar Select Variable Account, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:
· The form of Prospectus, Prospectus Supplement and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-
effective amendment to the above-referenced Registration Statement; and
· The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on April 19, 2010.

If you have any questions regarding this submission, please call the undersigned at 860-580-2824.
Sincerely,

/s/ J. Neil McMurdie
J. Neil McMurdie

Windsor Site	ING North America Insurance Corporation
One Orange Way, C1S
Windsor, CT 06095-4774